Non-Current Assets - Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Non-Current Assets - Plant and Equipment

	Plant and Equipment A$	Computers A$	Furniture and fittings A$	Total A$
At June 30, 2016
Cost or fair value	511,195	41,971	8,064	561,230
Accumulated depreciation	(496,104)	(28,212)	(5,414)	(529,730)

Net book amount	15,091	13,759	2,650	31,500

Year ended June 30, 2017
Opening net book amount	15,091	13,759	2,650	31,500
Exchange differences	(171)	(229)	(46)	(446)
Additions	—	7,089	—	7,089
Disposals	—	—	—	—
Depreciation charge	(3,680)	(8,867)	(1,394)	(13,941)

Closing net book amount	11,240	11,752	1,210	24,202

At June 30, 2017
Cost or fair value	510,188	48,919	8,030	567,137
Accumulated depreciation	(498,948)	(37,167)	(6,820)	(542,935)

Net book amount	11,240	11,752	1,210	24,202

Year ended June 30, 2018
Opening net book amount	11,240	11,752	1,210	24,202
Exchange differences	638	314	26	978
Additions	1,312	10,581	—	11,893
Disposals	—	—	—	—
Depreciation charge	(1,917)	(7,814)	(893)	(10,624)

Closing net book amount	11,273	14,833	343	26,449

At June 30, 2018
Cost or fair value	524,746	61,585	8,475	594,806
Accumulated depreciation	(513,473)	(46,752)	(8,132)	(568,357)

Net book amount	11,273	14,833	343	26,449